Debt (Details) - SEK (kr) kr in Millions	Jun. 30, 2024	Dec. 31, 2023
Debt
Debt	kr 327,168	kr 317,736
Skr
Debt
Debt	22,422	17,029
USD
Debt
Debt	209,782	200,222
EUR
Debt
Debt	61,246	61,325
AUD
Debt
Debt	12,044	11,934
GBP
Debt
Debt	9,654	9,304
JPY
Debt
Debt	3,995	8,139
Other currencies
Debt
Debt	8,025	9,783
Currency-related contracts
Debt
Debt	5,206	6,368
Interest rate-related contracts
Debt
Debt	321,620	307,626
Equity-related contracts
Debt
Debt	195	3,594
Contracts related to commodities, credit risk, etc.
Debt
Debt	kr 147	kr 148